Pension And OPEB Plans (Schedule Of Detailed Pension And OPEB Benefit Information) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net OPEB costs:
Net costs	$ 36	$ 35	$ 110	$ 107	$ 143	$ 138	$ 157
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net amounts recognized as expense	19	10	58	31	$ 45	$ 38	$ 44
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate					4.05%	4.30%	3.96%
Expected return on plan assets					5.17%	5.54%	5.26%
Rate of compensation increase					3.33%	3.29%	3.29%
Components of net OPEB costs:
Service cost	7	6	21	18	$ 24	$ 23	$ 25
Interest cost	29	32	89	98	131	134	131
Expected return on assets	(29)	(28)	(89)	(86)	(115)	(122)	(115)
Amortization of net loss	12	11	36	33	45	41	63
Net costs	19	21	$ 57	63	85	76	104
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					(11)	41	37
Amortization of net loss					(45)	(41)	(63)
Plan amendments
Total recognized as regulatory assets or other comprehensive income					(56)		(26)
Net amounts recognized as expense					$ 29	$ 76	$ 78
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate			3.73%		4.35%	4.60%	4.23%
Expected return on plan assets			6.20%		6.10%	6.30%	6.65%
Components of net OPEB costs:
Service cost	2	1	$ 6	5	$ 7	$ 7	$ 7
Interest cost	11	12	33	36	47	49	43
Expected return on assets	(2)	(2)	(6)	(6)	(8)	(9)	(10)
Amortization of prior service cost (credit)	(8)	(5)	(21)	(15)	(20)	(20)	(20)
Amortization of net loss	14	8	41	24	32	35	33
Net costs	$ 17	$ 14	$ 53	$ 44	58	62	53
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)					139	10	39
Amortization of net loss					(32)	(35)	(33)
Plan amendments					(78)
Amortization of prior service cost (credit)					20	20	20
Total recognized as regulatory assets or other comprehensive income					49	(5)	26
Net amounts recognized as expense					$ 107	$ 57	$ 79